SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Leases
Cash paid for operating lease liabilities	$ 7	$ 324	$ 547	$ 1,233